Performance Management - BlackRock Summit Cash Reserves Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Institutional Shares commenced operations on July 15, 2019. As a result, the returns shown below for Institutional Shares prior to July 15, 2019 are those of the Fund’s Investor A Shares. The performance of Institutional Shares would be substantially similar to Investor A Shares because Institutional Shares and Investor A Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Investor A Shares have different expenses. The actual returns of Institutional Shares would have been approximately the same as those of the Investor A Shares because Institutional Shares have the same expenses as the Investor A Shares. Investor C Shares commenced operations on August 10, 2018. As a result, the returns shown below for Investor C Shares prior to August 10, 2018 are those of the Fund’s Investor A Shares, adjusted to reflect the fees and expenses applicable to Investor C Shares. Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7, as more fully described in “Fund Overview — Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information about the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7762.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Summit Cash Reserves Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017). The year-to-date return as of June 30, 2025 was 1.98%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative	To obtain the Fund’s current 7-day yield, call (800) 441-7762 or visit the Fund’s website at www.blackrock.com/cash.
Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Money Market Seven Day Yield Phone	(800) 441-7762
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441-7762
Investor A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2017